PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 409	$ 449
Depreciation expense	(84)	(86)
Property, plant and equipment	4,036	4,318
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3	2
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2	1
Depreciation expense	0	0
Property, plant and equipment	81	86
Land | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	365	398
Depreciation expense	(69)	(73)
Property, plant and equipment	2,321	2,488
Buildings | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	42	49
Depreciation expense	(15)	(12)
Property, plant and equipment	809	848
Machinery and equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3	2
Others
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	1
Depreciation expense	0	(1)
Property, plant and equipment	416	447
Others | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 0